UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  June 30, 2006
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   August 7, 2006


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   76

Form 13F Information Table Value Total:   $36944



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Genl. Mills Pfd.               PFD              524908563      313    11995 SH       SOLE                    11995
HSBC Hldgs. plc 6.20% Ser. A   PFD              404280604      203     8750 SH       SOLE                     8750
Interpublic Grp. Pfd.          PFD              460690308      233     7240 SH       SOLE                     7240
1st Commonwealth Finl          COM              319829107      299    23525 SH       SOLE                    23525
3M Company                     COM              88579Y101      656     8125 SH       SOLE                     8125
AT&T                           COM              00206R102      500    17938 SH       SOLE                    17938
Amer. Finl. Realty Tr.         COM              02607P305      254    26235 SH       SOLE                    26235
American Intl. Group           COM              026874107      253     4287 SH       SOLE                     4287
Amgen Inc.                     COM              031162100      853    13075 SH       SOLE                    13075
Anheuser-Busch Cos.            COM              035229103      487    10675 SH       SOLE                    10675
Auto. Data Processing          COM              053015103      793    17480 SH       SOLE                    17480
Avon Products Inc.             COM              054303102      615    19835 SH       SOLE                    19835
BHP Billiton Ltd.              COM              088606108      517    12010 SH       SOLE                    12010
Bank of America                COM              060505104      829    17238 SH       SOLE                    17238
CVS Corp.                      COM              126650100      578    18820 SH       SOLE                    18820
Cadbury Schweppes              COM              127209302      519    13365 SH       SOLE                    13365
Cardinal Health                COM              14149Y108      409     6365 SH       SOLE                     6365
Chevron Corp.                  COM              166764100      248     3998 SH       SOLE                     3998
Citigroup, Inc.                COM              172967101      370     7667 SH       SOLE                     7667
Citizens Communications        COM              17453B101      380    29105 SH       SOLE                    29105
Colgate-Palmolive Co.          COM              194162103      543     9070 SH       SOLE                     9070
Compass Minerals Intl.         COM              20451N101      325    13035 SH       SOLE                    13035
ConocoPhillips                 COM              20825C104      628     9585 SH       SOLE                     9585
Diebold Inc.                   COM              253651103      522    12860 SH       SOLE                    12860
Dow Jones & Co.                COM              260561105      431    12325 SH       SOLE                    12325
DuPont (E.I.)                  COM              263534109      448    10779 SH       SOLE                    10779
Duke Energy (Hldg. Co.)        COM              26441C105      466    15862 SH       SOLE                    15862
EMCOR Group Inc.               COM              29084Q100      289     5930 SH       SOLE                     5930
Exxon Mobil Corp.              COM              30231G102     1657    27005 SH       SOLE                    27005
Fifth Third Bancorp            COM              316773100      432    11685 SH       SOLE                    11685
First Data Corp.               COM              319963104      485    10775 SH       SOLE                    10775
General Electric               COM              369604103      597    18110 SH       SOLE                    18110
Gruma S.A. de C.V. ADR         COM              400131306      192    17825 SH       SOLE                    17825
Health Mgm't Assoc.            COM              421933102      414    21010 SH       SOLE                    21010
Herley Industries              COM              427398102      174    15525 SH       SOLE                    15525
Home Depot Inc.                COM              437076102      439    12266 SH       SOLE                    12266
Int'l Game Tech.               COM              459902102      696    18355 SH       SOLE                    18355
Intel Corp.                    COM              458140100      344    18116 SH       SOLE                    18116
Intuit Inc.                    COM              461202103      675    11150 SH       SOLE                    11150
Johnson & Johnson              COM              478160104      678    11313 SH       SOLE                    11313
Kinder Morgan Mgmt             COM              49455U100      289     6711 SH       SOLE                     6711
Lexmark Intl.                  COM              529771107      604    10820 SH       SOLE                    10820
Mattel Inc.                    COM              577081102      352    21315 SH       SOLE                    21315
Medtronic Inc.                 COM              585055106      480    10235 SH       SOLE                    10235
Met-Pro Corp.                  COM              590876306      165    13178 SH       SOLE                    13178
Microsoft Corp.                COM              594918104     1064    45644 SH       SOLE                    45644
NY Cmnty Bancorp               COM              649445103      334    20240 SH       SOLE                    20240
Nabors Industries              COM              G6359F103      588    17390 SH       SOLE                    17390
Natl. Penn Bancshares          COM              637138108      361    18193 SH       SOLE                    18193
Novartis AG                    COM              66987V109      486     9005 SH       SOLE                     9005
OSI Systems Inc.               COM              671044105      198    11150 SH       SOLE                    11150
PepsiCo Inc.                   COM              713448108      800    13319 SH       SOLE                    13319
Pfizer Inc.                    COM              717081103      617    26300 SH       SOLE                    26300
Pitney Bowes Inc.              COM              724479100      335     8117 SH       SOLE                     8117
Procter & Gamble               COM              742718109      745    13396 SH       SOLE                    13396
QUALCOMM Inc.                  COM              747525103      357     8910 SH       SOLE                     8910
Reddy Ice Hldgs.               COM              75734R105      302    14840 SH       SOLE                    14840
Regal Entertainment            COM              758766109      348    17105 SH       SOLE                    17105
Simon Property Group           COM              828806109      581     7010 SH       SOLE                     7010
Sony Corp.                     COM              835699307      540    12255 SH       SOLE                    12255
Sprint Nextel                  COM              852061100      424    21235 SH       SOLE                    21235
Standard Register              COM              853887107      262    22110 SH       SOLE                    22110
TJX Companies                  COM              872540109      215     9400 SH       SOLE                     9400
Telecom New Zealand            COM              879278208      281    14105 SH       SOLE                    14105
TrustCo Bank                   COM              898349105      386    35005 SH       SOLE                    35005
UST Inc.                       COM              902911106      381     8435 SH       SOLE                     8435
United Technologies            COM              913017109      984    15512 SH       SOLE                    15512
UnitedHealth Group             COM              91324P102      213     4760 SH       SOLE                     4760
Verizon Communications         COM              92343V104      585    17480 SH       SOLE                    17480
Vornado Realty Trust           COM              929042109      427     4380 SH       SOLE                     4380
Wachovia Corp.                 COM              929903102      602    11136 SH       SOLE                    11136
Washington Mutual              COM              939322103      727    15944 SH       SOLE                    15944
Waters Corp.                   COM              941848103      356     8020 SH       SOLE                     8020
Wells Fargo & Co.              COM              949746101      606     9038 SH       SOLE                     9038
West Corp.                     COM              952355105      205     4280 SH       SOLE                     4280
Wyeth                          COM              983024100      998    22479 SH       SOLE                    22479